Acquisitions (Tables)	12 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The final purchase price has been allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	122
Acquired and library content	8,406
Total identifiable net assets at fair value	8,528

Non-controlling interest	4,178
Purchase consideration transferred	4,350
The final purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	370
Amounts receivable	468
Prepaid expenses and deposits	32
Property and equipment	26
Intangible assets	3,918
Total identifiable net assets at fair value	4,814

Accounts payable and accrued liabilities	844
Deferred income tax liabilities	904
1,748

Purchase consideration transferred	3,066